DEBT - Capped Call Options (Details) - Call Option ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥) $ / item	Dec. 31, 2019 USD ($) $ / item
Debt Instrument [Line Items]
Cap price of the capped call transactions per ADS	221.31	221.31
Premium paid for capped call transactions	¥ 177	$ 27